Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cvst
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2013
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Curian Guidance - Institutional Alt 100 Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus and prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” please add the following asset class and strategy to the “Non-Traditional Asset Classes and Strategies” table for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Covered Call Writing
Curian Guidance - Institutional Alt 100 Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus and prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” please add the following asset class and strategy to the “Non-Traditional Asset Classes and Strategies” table for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Covered Call Writing
Curian Guidance - Institutional Alt 100 Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus and prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” please add the following asset class and strategy to the “Non-Traditional Asset Classes and Strategies” table for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Covered Call Writing
Curian Focused International Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus and the prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” for the Curian Focused International Equity Fund,  please delete the second paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

Risk [Heading]	rr_RiskHeading
In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Risks of Investing in the Fund,” for the Curian Focused International Equity Fund, please add the following risk:

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.